Long-Term Debt - Additional Information - Norwegian Kroner Bonds (Detail) $ in Thousands, NOK in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2016 NOK	Jan. 31, 2016 USD ($) tranche	Dec. 31, 2016 USD ($) tranche	Dec. 31, 2015 USD ($)	Dec. 31, 2016 NOK	Jan. 31, 2016 NOK	Jan. 31, 2014 NOK	Jan. 31, 2013 NOK
Debt Instrument [Line Items]
Long-Term Debt, Gross | $			$ 3,237,703	$ 3,426,568
NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Marginal rate added for interest paid (as a percent)	5.75%
Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross | $			$ 115,700
Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Fixed interest rates based on interest rate swaps			7.45%		7.45%
Debt instrument, face amount | $			$ 162,200
Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued							NOK 1,000
Reference rate for the variable rate of the debt instrument			NIBOR
Marginal rate added for interest paid (as a percent)			4.25%
Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] | NIBOR Loan [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued					NOK 1,000
Norwegian kroner bond [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued								NOK 800
Number of tranches | tranche		1	2
Norwegian Kroner Bond due in 2016 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued						NOK 500
Realized (losses) gains | $		$ (32,600)
Norwegian Kroner Bond due in 2016 [Member] | NIBOR Loan [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Realized (losses) gains | $			$ 32,600
Norwegian Kroner Bonds due through 2018 [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | $			$ 28,700
Norwegian Kroner Bonds due through 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued					800
Reference rate for the variable rate of the debt instrument			NIBOR
Marginal rate added for interest paid (as a percent)				4.75%
Norwegian Kroner Bonds due through 2018 [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 160
Norwegian Kroner Bonds due through 2018 [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					NOK 160
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross | $			$ 92,600
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Fixed interest rates based on interest rate swaps			7.58%		7.58%
Debt instrument, face amount | $			$ 118,300
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued	NOK 640
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					NOK 659
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Norwegian Kroner Bond Amendment [Member] | Minimum [Member]
Debt Instrument [Line Items]
Repayment price, percent of principal	101.00%
Norwegian Kroner Bond Due In December Two Thousand Eighteen [Member] | NIBOR Loan [Member] | Teekay Offshore [Member] | Norwegian Kroner Bond Amendment [Member] | Maximum [Member]
Debt Instrument [Line Items]
Repayment price, percent of principal	103.00%
Maturing In January Two Thousand Nineteen [Member] | Cross Currency Swaps Agreements [Member]
Debt Instrument [Line Items]
Fixed interest rates based on interest rate swaps			7.45%		7.45%